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                       [HEARTLAND ADVISORS LETTERHEAD]

                                         July 3, 1997


VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549


          Re:  HEARTLAND GROUP, INC.
               1933 ACT REG. NO. 33-11371
               1940 ACT FILE NO. 811-4982
               497(J) CERTIFICATION


Ladies and Gentlemen:

     On behalf of Heartland Group, Inc. (the "Registrant"), in lieu of filing under paragraph (c) of Rule 497 with respect to the Prospectus and Statement of Additional Information, each dated June 30, 1997, relating to the Heartland Short Duration High-Yield Municipal Fund and Heartland High-Yield Municipal Bond Fund that were included in Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A, in accordance with Rule 497(j), we hereby certify on behalf of the Registrant that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 33, the most recent amendment filed relating to this Prospectus and Statement of Additional Information, and that the text of such Post-Effective Amendment was filed electronically on June 27, 1997.

     Please call me at (414)347-7789 if there are any questions or concerns with respect to this filing.

                                    Very truly yours,
                                    LORRAINE J. KOEPER
                                    Senior Vice President and General Counsel


cc (w/ paper enc.):  Mrs. Patricia Williams
                     Conrad G. Goodkind, Esq.
                     Fredrick G. Lautz, Esq.
                     Mr. Michael R. McVoy
                     Ms. Nancy Frohna
                     Mr. Stephen T. O'Hearn